Taxes on Income (Details) - Schedule of taxes on income reflected in statements of loss for reported year - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 02, 2020	Dec. 31, 2019	Dec. 02, 2019	Dec. 31, 2018	Dec. 02, 2018
Schedule of taxes on income reflected in statements of loss for reported year [Abstract]
Loss before taxes on income	$ (6,841)	$ (6,841)	$ (14,179)	$ (14,179)	$ (6,578)	$ (6,578)
Theoretical tax benefit		(1,575)		(3,261)		(1,513)
Disallowed deductions (tax exempt income):
Gain on adjustment of warrants to fair value		86		(33)
Share-based compensation		298		60
Amortization of excess purchase price of an associate		126		2,323
Other		2		7
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created		1,072		903		1,533
Taxes benefit (taxes on income)		$ 9		$ (1)		$ 20